Related Party Transaction and Balance - Schedule of Related Party Transaction and Balance (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Nature of relationships with related parties[Member] | Mr. Huaixi Yang [Member]
Schedule of Related Party Transaction and Balance [Line Items]
Nature of relationships with related parties	Immediate family member of Ms. Junli Yang, the Chairwoman of the Board.
Nature of relationships with related parties[Member] | PRO800 Limited (“PRO800”) [Member]
Schedule of Related Party Transaction and Balance [Line Items]
Nature of relationships with related parties	Wholly owned by Ms. Junli Yang, the controlling shareholder of the Company.
Nature of relationships with related parties[Member] | Zhong Yang Holdings Limited [Member]
Schedule of Related Party Transaction and Balance [Line Items]
Nature of relationships with related parties	Predecessor Parent Company, owned by the same group of shareholders and determined to be a related party upon the completion of the Reorganization on March 26, 2020
Nature of relationships with related parties[Member] | Sunx Global Limited [Member]
Schedule of Related Party Transaction and Balance [Line Items]
Nature of relationships with related parties	Predecessor Parent Company owns 95% of Sunx Global Limited and ceased to be a related party of the Company from February 28, 2024
Nature of relationships with related parties[Member] | WSYQR Limited [Member]
Schedule of Related Party Transaction and Balance [Line Items]
Nature of relationships with related parties	Wholly owned by Mr. Huaixi Yang before April 1, 2023, and ceased to be a related party of the Company from May 24, 2023.
Nature of relationships with related parties[Member] | Sincere Creative Investment LPF [Member]
Schedule of Related Party Transaction and Balance [Line Items]
Nature of relationships with related parties	Indirect subsidiary owns 20% of Sincere Creative Investment LPF.
Related Parties Transactions [Member] | Mr. Huaixi Yang [Member]
Schedule of Related Party Transaction and Balance [Line Items]
Nature	Gross commission income
Balance with related parties	$ 10,204		$ 1,962
Related Parties Transactions [Member] | WSYQR Limited [Member]
Schedule of Related Party Transaction and Balance [Line Items]
Nature	Gross commission income
Balance with related parties			8,884
Related Parties Transactions [Member] | Mr. Huaixi Yang [Member]
Schedule of Related Party Transaction and Balance [Line Items]
Nature	Handling income
Balance with related parties	$ 13,128
Related Parties Transactions [Member] | Mr. Huaixi Yang [Member]
Schedule of Related Party Transaction and Balance [Line Items]
Nature	Interest income
Balance with related parties	$ 169,549	179,217	$ 96,317
Balance With Related Parties [Member] | Mr. Huaixi Yang [Member]
Schedule of Related Party Transaction and Balance [Line Items]
Nature	Receivable due from customers – a related party
Balance with related parties		1,548,088
Balance With Related Parties [Member] | Mr. Huaixi Yang [Member]
Schedule of Related Party Transaction and Balance [Line Items]
Nature	Payable due to customers – a related party
Balance with related parties	$ 880,336